Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES — 71.3%
$11,242,005	Alternative Loan Trust 2005-62 2.481%, 12/25/2035[1,2,3]	$1,016,772
	AMSR 2020-SFR2 Trust
500,000	4.277%, 7/17/2037[1,4]	531,592
1,000,000	5.245%, 7/17/2037[1,4]	1,062,533
5,340,000	Aqua Finance Trust 2020-A 7.150%, 7/17/2046[1,4]	5,475,193
2,350,000	Avant Loans Funding Trust 2019-A 4.650%, 4/15/2026[1,4]	2,313,811
	Bellemeade Re 2017-1 Ltd.
4,935,076	3.498%, (1-Month USD Libor+335 basis points), 10/25/2027[1,4,5]	4,778,714
5,250,000	4.898%, (1-Month USD Libor+475 basis points), 10/25/2027[1,4,5]	5,021,613
	Bellemeade Re 2018-1 Ltd.
1,835,000	3.048%, (1-Month USD Libor+290 basis points), 4/25/2028[1,4,5]	1,737,971
6,840,000	4.398%, (1-Month USD Libor+425 basis points), 4/25/2028[1,4,5]	6,514,468
1,724,000	Bellemeade Re 2018-2 Ltd. 2.798%, (1-Month USD Libor+265 basis points), 8/25/2028[1,4,5]	1,675,450
	Bellemeade Re 2018-3 Ltd.
9,345,000	2.898%, (1-Month USD Libor+275 basis points), 10/25/2028[1,4,5]	9,075,701
5,250,000	4.048%, (1-Month USD Libor+390 basis points), 10/25/2028[1,4,5]	4,833,082
3,731,000	Bellemeade Re 2019-1 Ltd. 4.148%, (1-Month USD Libor+400 basis points), 3/25/2029[1,4,5]	3,444,337
7,000,000	Bellemeade Re 2019-2 Ltd. 3.248%, (1-Month USD Libor+310 basis points), 4/25/2029[1,4,5]	6,674,175
	Bellemeade Re 2019-4 Ltd.
2,000,000	3.998%, (1-Month USD Libor+385 basis points), 10/25/2029[1,4,5]	1,626,526
3,475,000	2.648%, (1-Month USD Libor+250 basis points), 10/25/2029[1,4,5]	3,270,174
	Bellemeade Re 2020-1 Ltd.
6,000,000	3.548%, (1-Month USD Libor+340 basis points), 6/25/2030[1,4,5]	6,092,882
2,150,000	4.548%, (1-Month USD Libor+440 basis points), 6/25/2030[1,4,5]	2,205,287
	Bellemeade Re 2020-2 Ltd.
1,750,000	4.148%, (1-Month USD Libor+400 basis points), 8/26/2030[1,4,5]	1,780,219
4,880,000	6.148%, (1-Month USD Libor+600 basis points), 8/26/2030[1,4,5]	5,020,350
1,900,000	8.648%, (1-Month USD Libor+850 basis points), 8/26/2030[1,4,5]	1,937,795
574,030	CAN Capital Funding LLC 2014-1A 4.257%, 4/15/2021[4,6]	—
2,500,000	CHL GMSR Issuer Trust 3.648%, (1-Month USD Libor+350 basis points), 5/25/2023[1,4,5]	2,260,693
1,000,000	Consumer Loan Underlying Bond CLUB Credit Trust 2020-P1 4.610%, 3/15/2028[1,4]	954,098
5,233,647	Dividend Solar Loans LLC 2019-1 5.680%, 8/22/2039[1,4]	4,988,678
	Eagle RE 2018-1 Ltd.
1,500,000	3.148%, (1-Month USD Libor+300 basis points), 11/25/2028[1,4,5]	1,458,354

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$6,594,000	4.148%, (1-Month USD Libor+400 basis points), 11/25/2028[1,4,5]	$6,175,679
	Eagle RE 2019-1 Ltd.
4,000,000	4.648%, (1-Month USD Libor+450 basis points), 4/25/2029[1,4,5,6]	3,728,186
5,000,000	3.448%, (1-Month USD Libor+330 basis points), 4/25/2029[1,4,5,6]	4,795,721
3,750,000	Eagle RE 2020-1 Ltd. 2.998%, (1-Month USD Libor+285 basis points), 1/25/2030[1,4,5]	3,078,259
3,000,000	Finance of America HECM Buyout 2020-HB1 6.000%, 2/25/2030[1,3,4,6]	2,352,000
5,000,000	FMC GMSR Issuer Trust 4.720%, 9/25/2024[3,4]	4,541,026
1,000,000	Foursight Capital Automobile Receivables Trust 2018-1 6.820%, 4/15/2025[1,4]	1,037,332
	Foursight Capital Automobile Receivables Trust 2018-2
2,000,000	5.500%, 10/15/2024[1,4]	2,117,942
2,000,000	6.480%, 6/15/2026[1,4]	2,090,365
3,100,000	Foursight Capital Automobile Receivables Trust 2019-1 5.570%, 11/16/2026[1,4]	3,133,532
	Freddie Mac Multifamily Structured Pass-Through Certificates
14,994,916	0.597%, (1-Month USD Libor+44 basis points), 1/25/2027[1,5]	15,149,142
10,000,000	0.658%, (1-Month USD Libor+51 basis points), 12/25/2029[1,5]	10,118,153
5,000,000	Freddie Mac STACR REMIC Trust 2020-DNA4 6.148%, (1-Month USD Libor+600 basis points), 8/25/2050[1,4,5]	5,184,350
	Freddie Mac Structured Agency Credit Risk Debt Notes
957,417	10.899%, (1-Month USD Libor+1,075 basis points), 3/25/2025[1,5]	1,049,074
2,672,203	9.348%, (1-Month USD Libor+920 basis points), 10/25/2027[1,5]	3,021,093
1,016,226	7.698%, (1-Month USD Libor+755 basis points), 12/25/2027[1,5]	1,024,451
4,907,131	5.148%, (1-Month USD Libor+500 basis points), 12/25/2028[1,5]	5,126,244
6,656,749	3.598%, (1-Month USD Libor+345 basis points), 10/25/2029[1,5]	6,846,765
3,141,490	2.648%, (1-Month USD Libor+250 basis points), 12/25/2042[1,5]	2,675,051
229,855	3.148%, (1-Month USD Libor+300 basis points), 12/25/2042[1,5]	123,767
154,220	2.598%, (1-Month USD Libor+245 basis points), 12/25/2042[1,5]	146,543
498,830	3.989%, 9/25/2047[1,3,4]	349,858
4,207,000	3.898%, (1-Month USD Libor+375 basis points), 4/25/2043[1,4,5]	3,973,209
3,700,000	3.721%, 2/25/2048[1,3,4,6]	2,364,102
8,837,522	3.811%, 5/25/2048[1,3,4]	5,806,226
4,498,567	4.140%, 8/25/2048[1,3,4]	3,151,654
996,086	4.473%, 11/25/2048[1,3,4]	700,248
3,000,000	2.548%, (1-Month USD Libor+240 basis points), 2/25/2047[1,4,5]	2,861,558
1,000,000	8.498%, (1-Month USD Libor+835 basis points), 1/25/2048[1,4,5]	840,009
5,100,000	4.198%, (1-Month USD Libor+405 basis points), 2/25/2049[1,4,5]	4,383,383
3,454,040	9.499%, (1-Month USD Libor+935 basis points), 4/25/2028[1,5]	4,045,641
6,600,000	4.798%, (1-Month USD Libor+465 basis points), 1/25/2049[1,4,5]	6,344,244
1,489,110	8.748%, (1-Month USD Libor+860 basis points), 3/25/2029[1,5]	1,549,328
8,145,622	4.398%, (1-Month USD Libor+425 basis points), 11/25/2023[1,5]	7,444,538

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$8,928,000	3.721%, 2/25/2048[1,3,4]	$8,858,072
7,852,224	4.698%, (1-Month USD Libor+455 basis points), 10/25/2024[1,5]	7,982,739
1,420,755	Freddie Mac Whole Loan Securities Trust 2017-SC02 3.820%, 5/25/2047[1,3,4]	1,430,968
2,500,000	Freed ABS Trust 2018-2 5.880%, 10/20/2025[1,4]	2,526,415
5,710,000	Freed ABS Trust 2020-2CP 5.500%, 6/18/2027[1,4]	5,961,177
2,000,000	GLS Auto Receivables Issuer Trust 2020-2 4.570%, 4/15/2026[1,4]	2,161,209
11,750,000	Home Partners of America 2018-1 Trust 2.001%, (1-Month USD Libor+185 basis points), 7/17/2037[4,5]	11,773,277
	Home Re 2018-1 Ltd.
3,500,000	4.148%, (1-Month USD Libor+400 basis points), 10/25/2028[1,4,5]	3,217,398
10,982,000	3.148%, (1-Month USD Libor+300 basis points), 10/25/2028[1,4,5]	10,466,318
	Home Re 2019-1 Ltd.
8,000,000	3.398%, (1-Month USD Libor+325 basis points), 5/25/2029[1,4,5]	7,668,699
7,000,000	4.498%, (1-Month USD Libor+435 basis points), 5/25/2029[1,4,5]	6,455,237
3,000,000	Lendmark Funding Trust 2019-1 5.340%, 12/20/2027[1,4]	2,858,747
4,660,000	Lendmark Funding Trust 2019-2 5.240%, 4/20/2028[1,4]	4,406,623
	LL ABS Trust 2020-1
1,800,000	3.790%, 1/17/2028[1,4,6]	1,799,955
2,200,000	6.540%, 1/17/2028[1,4,6]	2,199,945
1,000,000	LOANDEPOT GMSR Master Trust Seres 2018-GT1 3.652%, (1-Month USD Libor+350 basis points), 10/16/2023[4,5]	924,995
	Loanpal Solar Loan 2020-1 Ltd.
5,000,000	5.350%, 6/20/2047[4]	5,377,720
12,318,595	2.000%, 6/20/2047[4]	10,943,322
3,600,000	Loanpal Solar Loan 2020-2 Ltd. 3.500%, 7/20/2047[1,4]	3,149,003
6,330,000	Mariner Finance Issuance Trust 2018-A 6.570%, 11/20/2030[1,4]	6,401,570
6,000,000	Mariner Finance Issuance Trust 2019-A 5.440%, 7/20/2032[1,4]	5,809,587
12,207,320	Mill City Solar Loan 2020-1 Ltd. 2.000%, 6/20/2047[1,4]	10,100,754
	Mortgage Insurance-Linked Notes Series 2019-1
6,000,000	4.298%, (1-Month USD Libor+415 basis points), 11/26/2029[1,4,5]	5,089,051
1,181,000	3.048%, (1-Month USD Libor+290 basis points), 11/26/2029[1,4,5]	1,074,517
	Mosaic Solar Loan Trust 2017-2
4,204,747	2.000%, 6/22/2043[1,4]	4,008,440
1,772,551	0.000%, 6/22/2043[1,4]	1,656,234

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$4,623,507	Mosaic Solar Loan Trust 2018-1 2.000%, 6/22/2043[1,4]	$3,765,509
	Mosaic Solar Loan Trust 2018-2-GS
1,957,086	5.970%, 2/22/2044[1,4]	1,930,763
11,599,000	7.440%, 2/22/2044[1,4]	10,158,317
1,223,383	Mosaic Solar Loan Trust 2019-1 0.000%, 12/21/2043[1,4]	1,031,172
6,270,000	Mosaic Solar Loan Trust 2019-2 6.180%, 9/20/2040[1,4]	5,892,177
	Mosaic Solar Loan Trust 2020-1
1,600,000	4.470%, 4/20/2046[1,4]	1,628,061
720,000	6.910%, 4/20/2046[1,4]	736,880
	Mosaic Solar Loan Trust 2020-2
1,500,000	2.000%, 8/20/2046[1,4]	1,487,685
1,880,000	2.000%, 8/20/2046[1,4]	1,868,156
13,250,000	Multifamily Connecticut Avenue Securities Trust 2019-01 3.398%, (1-Month USD Libor+325 basis points), 10/15/2049[1,4,5]	12,330,251
	Multifamily Connecticut Avenue Securities Trust 2020-01
12,291,440	2.098%, (1-Month USD Libor+195 basis points), 3/25/2050[1,4,5,6]	11,921,018
7,000,000	3.898%, (1-Month USD Libor+375 basis points), 3/25/2050[1,4,5]	6,584,838
6,000,000	Nationstar HECM Loan Trust 2019-1 5.805%, 6/25/2029[1,3,4,6]	5,547,600
4,752,000	Nationstar HECM Loan Trust 2019-2 5.683%, 11/26/2029[1,3,4,6]	4,489,690
6,000,000	Nationstar HECM Loan Trust 2020-1 5.433%, 9/25/2030[1,3,4]	5,999,990
4,000,000	Oaktown Re 2017-1 Ltd. 5.898%, (1-Month USD Libor+575 basis points), 4/25/2027[1,4,5]	3,877,070
	Oaktown Re 2018-1 Ltd.
4,230,000	2.998%, (1-Month USD Libor+285 basis points), 7/25/2028[1,4,5]	3,981,512
4,000,000	4.198%, (1-Month USD Libor+405 basis points), 7/25/2028[1,4,5]	3,585,468
	Oaktown Re 2019-1 Ltd.
2,921,930	2.698%, (1-Month USD Libor+255 basis points), 7/25/2029[1,4,5]	2,763,619
1,350,000	3.648%, (1-Month USD Libor+350 basis points), 7/25/2029[1,4,5]	1,223,898
1,631,000	4.498%, (1-Month USD Libor+435 basis points), 7/25/2029[1,4,5]	1,487,074
	Oaktown Re IV Ltd.
8,000,000	7.148%, (1-Month USD Libor+700 basis points), 7/25/2030[1,4,5]	8,335,267
5,651,000	11.649%, (1-Month USD Libor+1,150 basis points), 7/25/2030[1,4,5]	5,766,453
3,790,000	Octane Receivables Trust 2019-1 5.960%, 5/20/2027[1,4]	3,395,692
	Octane Receivables Trust 2020-1
2,600,000	5.214%, 3/20/2026[1,4]	2,599,495
4,000,000	5.214%, 3/20/2028[1,4]	3,998,920

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$5,300,000	PNMAC FMSR ISSUER TRUST 2018-FT1 2.498%, (1-Month USD Libor+235 basis points), 4/25/2023[1,4,5]	$5,155,103
6,050,000	PNMAC GMSR ISSUER TRUST 2018-GT1 2.998%, (1-Month USD Libor+285 basis points), 2/25/2023[4,5]	5,916,492
14,500,000	PNMAC GMSR ISSUER TRUST 2018-GT2 2.798%, (1-Month USD Libor+265 basis points), 8/25/2025[1,4,5]	14,003,287
4,110,000	Progress Residential 2018-SFR1 Trust 3.883%, 3/17/2035[4]	4,142,183
1,206,000	Progress Residential 2018-SFR2 Trust 5.455%, 8/17/2035[4]	1,203,994
	Progress Residential 2018-SFR3 Trust
2,000,000	5.368%, 10/17/2035[4]	2,015,205
5,227,000	5.618%, 10/17/2035[4]	5,296,488
1,000,000	Progress Residential 2020-SFR2 Trust 5.115%, 6/17/2037[4]	1,069,432
	Radnor RE 2018-1 Ltd.
2,000,000	2.848%, (1-Month USD Libor+270 basis points), 3/25/2028[1,4,5]	1,904,444
4,000,000	3.948%, (1-Month USD Libor+380 basis points), 3/25/2028[1,4,5]	3,601,662
	Radnor RE 2019-1 Ltd.
3,000,000	4.598%, (1-Month USD Libor+445 basis points), 2/25/2029[1,4,5]	2,808,095
5,350,000	2.848%, (1-Month USD Libor+270 basis points), 6/25/2029[1,4,5]	5,035,723
7,000,000	3.348%, (1-Month USD Libor+320 basis points), 2/25/2029[1,4,5,6]	6,600,079
	Radnor RE 2020-1 Ltd.
1,570,000	2.398%, (1-Month USD Libor+225 basis points), 2/25/2030[1,4,5]	1,383,320
2,350,000	3.148%, (1-Month USD Libor+300 basis points), 2/25/2030[1,4,5]	1,929,070
2,000,000	Radnor RE 2020-2 Ltd. 2.398%, (1-Month USD Libor+760 basis points), 10/25/2030[1,4,5]	2,000,000
	Republic FInance Issuance Trust 2019-A
2,630,000	5.100%, 11/22/2027[1,4]	2,522,806
5,260,000	3.430%, 11/22/2027[1,4]	5,250,516
1,451,614	RESI Finance LP 2003-CB1 1.806%, (1-Month USD Libor+165 basis points), 6/10/2035[1,4,5]	493,934
1,925,000	RMF Buyout Issuance Trust 2020-1 6.000%, 2/25/2030[1,3,4,6]	1,470,315
	RMF Buyout Issuance Trust 2020-2
1,000,000	4.572%, 6/25/2030[1,3,4,6]	1,000,000
2,050,000	6.292%, 6/25/2030[1,3,4,6]	2,050,000
8,234,152	SolarCity FTE Series 2 LLC 7.500%, 9/20/2049[1,4]	8,046,619
5,419,754	Sunnova Helios II Issuer LLC 5.320%, 6/20/2046[1,4]	4,718,690
9,196,138	Sunnova Sol Issuer LLC 5.540%, 2/1/2055[1,4]	8,750,013

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	ASSET-BACKED SECURITIES (Continued)
$900,000	Tricon American Homes 2020-SFR1 4.882%, 7/17/2038[4]	$965,983
3,110,000	United Auto Credit Securitization Trust 2019-1 6.050%, 1/12/2026[1,4]	3,148,146
5,494,000	Upstart Securitization Trust 2020-1 4.899%, 4/22/2030[1,4]	5,276,663
7,500,000	Vericrest Opportunity Loan Trust 2019-NPL4 5.438%, 8/25/2049[1,4,7]	7,377,953
5,000,000	Vericrest Opportunity Loan Trust 2019-NPL8 5.194%, 11/25/2049[1,4,7]	4,908,900
1,300,000	Verus Securitization Trust 2020-2 3.995%, 5/25/2060[1,3,4]	1,342,901
	Vista Point Securitization Trust 2020-1
2,100,000	4.151%, 3/25/2065[1,3,4]	2,192,085
2,800,000	5.375%, 3/25/2065[1,3,4]	2,835,543
9,134,286	Vivint Solar Financing VI LLC 5.006%, (3-Month USD Libor+475 basis points), 8/29/2023[1,4,5]	8,769,493
11,000,000	VOLT LXXXIII LLC 4.949%, 11/26/2049[1,4,7]	10,770,628
2,000,000	Westlake Automobile Receivables Trust 2018-1 5.600%, 7/15/2024[1,4]	2,014,257
2,000,000	Westlake Automobile Receivables Trust 2018-2 6.040%, 1/15/2025[1,4]	2,020,291
2,000,000	Westlake Automobile Receivables Trust 2018-3 6.020%, 2/18/2025[1,4]	2,016,352
	TOTAL ASSET-BACKED SECURITIES
	(Cost $615,630,908)	615,774,353
	COLLATERALIZED MORTGAGE OBLIGATIONS — 24.7%
3,500,000	Angel Oak Mortgage Trust I LLC 2018-2 4.343%, 7/27/2048[1,3,4]	3,495,875
1,700,000	BRAVO Residential Funding Trust 2019-NQM1 5.689%, 7/25/2059[1,3,4]	1,663,704
1,400,000	BRAVO Residential Funding Trust 2019-NQM2 4.797%, 11/25/2059[1,3,4]	1,320,998
1,054,000	CFMT 2019-HB1 LLC 6.000%, 12/25/2029[1,3,4,6]	948,600
	CFMT 2020-HB3 LLC
6,500,000	6.284%, 5/25/2030[1,3,4,6]	6,568,250
4,200,000	9.799%, 5/25/2030[1,3,4,6]	4,254,600
5,331,349	Chase Home Lending Mortgage Trust 2019-ATR1 4.000%, 4/25/2049[1,3,4]	5,523,000
12,877,568	CHL Mortgage Pass-Through Trust 2005-3 2.513%, 4/25/2035[1,2,3]	671,642

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$12,000,000	Citigroup Mortgage Loan Trust 2019-C 5.000%, 9/25/2059[1,4,7]	$11,425,502
2,100,000	Citigroup Mortgage Loan Trust 2019-IMC1 5.410%, 7/25/2049[1,3,4]	2,026,771
1,600,000	COLT 2020-2 Mortgage Loan Trust 5.250%, 3/25/2065[1,3,4]	1,675,878
	Deephaven Residential Mortgage Trust 2020-2
5,799,000	2.856%, 5/25/2065[1,4]	5,918,137
2,250,000	4.112%, 5/25/2065[1,3,4]	2,344,557
2,000,000	Ellington Financial Mortgage Trust 2020-1 5.240%, 5/25/2065[1,3,4]	2,125,762
	Fannie Mae Connecticut Avenue Securities
6,240,000	3.898%, (1-Month USD Libor+375 basis points), 3/25/2031[1,5]	5,728,432
1,000,000	4.148%, (1-Month USD Libor+400 basis points), 5/25/2030[1,5]	938,480
4,000,000	4.248%, (1-Month USD Libor+410 basis points), 9/25/2031[1,4,5]	3,850,883
5,000,000	4.248%, (1-Month USD Libor+410 basis points), 7/25/2039[1,4,5]	4,416,160
6,000,000	3.548%, (1-Month USD Libor+340 basis points), 10/25/2039[1,4,5]	5,081,542
4,100,000	9.398%, (1-Month USD Libor+925 basis points), 11/25/2039[1,4,5]	2,867,235
2,271,768	9.398%, (1-Month USD Libor+925 basis points), 4/25/2029[1,5]	2,407,083
3,000,000	4.498%, (1-Month USD Libor+435 basis points), 4/25/2031[1,4,5]	2,900,501
12,387,097	5.398%, (1-Month USD Libor+525 basis points), 10/25/2023[1,5]	12,071,880
6,523,108	2.748%, (1-Month USD Libor+260 basis points), 5/25/2024[1,5]	5,689,769
7,078,287	5.048%, (1-Month USD Libor+490 basis points), 11/25/2024[1,5]	7,254,796
5,367,849	2.648%, (1-Month USD Libor+250 basis points), 5/25/2030[1,5]	5,336,051
8,047,197	4.548%, (1-Month USD Libor+440 basis points), 1/25/2024[1,5]	7,525,769
3,384,674	3.148%, (1-Month USD Libor+300 basis points), 7/25/2024[1,5]	2,962,392
3,313,934	2.348%, (1-Month USD Libor+220 basis points), 1/25/2030[1,5]	3,269,306
3,000,000	FREMF 2019-KF67 Mortgage Trust 2.407%, (1-Month USD Libor+225 basis points), 8/25/2029[1,4,5]	2,761,391
7,017,210	FREMF 2020-KI05 Mortgage Trust 2.448%, (1-Month USD Libor+230 basis points), 7/25/2024[1,4,5]	6,290,750
3,760,397	GS Mortgage-Backed Securities Trust 3.094%, 7/25/2044[1,3,4]	3,636,903
943,673	JP Morgan Mortgage Trust 2017-6 3.813%, 12/25/2048[1,3,4]	886,480
7,279,382	JP Morgan Mortgage Trust 2020-1 3.877%, 6/25/2050[1,3,4]	7,465,759
7,362,224	JP Morgan Mortgage Trust 2020-3 3.892%, 8/25/2050[1,3,4]	7,553,913
2,908,090	JP Morgan Seasoned Mortgage Trust 2014-1 0.847%, 5/25/2033[1,3,4]	2,482,626
2,387,141	JP Morgan Trust 2015-1 2.140%, 12/25/2044[1,3,4]	2,372,569

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Principal Amount		Value
	COLLATERALIZED MORTGAGE OBLIGATIONS (Continued)
$2,800,000	LHOME Mortgage Trust 2019-RTL3 5.682%, 7/25/2024[1,4,7]	$2,529,887
2,500,000	MF1 Ltd. 2020-FL3 4.652%, (1-Month USD Libor+450 basis points), 7/15/2035[1,4,5]	2,543,596
672,863	New Residential Mortgage Loan Trust 2014-1 6.052%, 1/25/2054[1,3,4]	744,057
3,000,000	New Residential Mortgage Loan Trust 2018-NQM1 5.264%, 11/25/2048[1,3,4]	2,735,525
1,243,000	New Residential Mortgage Loan Trust 2019-NQM1 5.498%, 1/25/2049[1,3,4]	1,209,351
3,123,000	New Residential Mortgage Loan Trust 2019-NQM2 5.672%, 4/25/2049[1,3,4]	3,021,137
4,604,339	New Residential Mortgage Loan Trust 2020-FNT1 5.437%, 6/25/2025[1,4]	4,646,240
1,389,000	New Residential Mortgage Loan Trust 2020-NQM1 4.525%, 1/26/2060[1,3,4]	1,321,442
3,792,827	Sequoia Mortgage Trust 2017-3 3.779%, 4/25/2047[1,3,4]	3,843,554
3,865,127	Sequoia Mortgage Trust 2017-4 3.921%, 7/25/2047[1,3,4]	3,991,903
3,945,303	Sequoia Mortgage Trust 2017-6 3.743%, 9/25/2047[1,3,4]	4,035,240
5,749,033	Sequoia Mortgage Trust 2018-5 3.928%, 5/25/2048[1,3,4]	5,838,925
4,691,708	Sequoia Mortgage Trust 2019-CH1 4.500%, 3/25/2049[1,3,4]	4,810,174
1,641,885	Sequoia Mortgage Trust 2019-CH2 4.500%, 8/25/2049[1,3,4]	1,673,742
677,927	Spruce Hill Mortgage Loan Trust 2020-SH1 2.831%, 1/28/2050[1,3,4]	680,915
1,632,900	Starwood Mortgage Residential Trust 2019-IMC1 5.855%, 2/25/2049[1,3,4]	1,578,912
3,000,000	Starwood Mortgage Residential Trust 2020-2 3.970%, 4/25/2060[1,3,4]	3,185,822
8,767,000	Starwood Waypoint Homes 2017-1 Trust 2.751%, (1-Month USD Libor+260 basis points), 1/17/2035[4,5]	8,795,791
920,692	WinWater Mortgage Loan Trust 2016-1 3.500%, 1/20/2046[1,3,4]	931,754
	TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS
	(Cost $209,499,703)	213,831,913

Braddock Multi-Strategy Income Fund
SCHEDULE OF INVESTMENTS - Continued
As of September 30, 2020 (Unaudited)

Number of Contracts		Value
	PURCHASED OPTIONS CONTRACTS — 0.0%
	PUT OPTIONS — 0.0%
360	SPDR S&P 500 ETF Trust Exercise Price: $290.00, Notional amount: $10,440,000, Expiration Date: February 19, 2021	$339,840
	TOTAL PUT OPTIONS
	(Cost $424,520)	339,840
	TOTAL PURCHASED OPTIONS CONTRACTS
	(Cost $424,520)	339,840

Principal Amount
CORPORATE BONDS — 0.0%
FINANCIALS — 0.0%
$750,000	First Matrix RMOF Trust 0.000% 10/1/2029[3,6]	—
TOTAL FINANCIALS
	(Cost $6,456)	—
TOTAL CORPORATE BONDS
	(Cost $6,456)	—

Number of Shares
	SHORT-TERM INVESTMENTS — 5.2%
3,279,190	Fidelity Institutional Government Portfolio, 0.010%[8]	3,279,190
41,664,364	Morgan Stanley Institutional Liquidity Fund - Government Portfolio, 0.020%[8]	41,664,364
	TOTAL SHORT-TERM INVESTMENTS
	(Cost $44,943,554)	44,943,554
	TOTAL INVESTMENTS — 101.2%
	(Cost $870,505,141)	874,889,660
	Liabilities in Excess of Other Assets — 1.2%	(10,716,779)
	TOTAL NET ASSETS — 100.0%	$864,172,881

LLC – Limited Liability Company
REMIC – Real Estate Mortgage Investment Conduit
LP – Limited Partnership
ETF – Exchange-Traded Fund

[1]Callable.
[2]Interest-only security.
[3]Variable rate security.
[4]Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities are restricted and may be resold in transactions exempt from registration normally to qualified institutional buyers. The total value of these securities is $708,431,365, which represents 82.0% of total net assets of the Fund.
[5]Floating rate security.
[6]Level 3 securities fair valued under procedures established by the Board of Trustees, represents 7.2% of Net Assets. The total value of these securities is $62,090,061.
[7]Step rate security.
[8]The rate is the annualized seven-day yield at period end.